Accumulated Other Comprehensive Income	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income

11. Accumulated Other Comprehensive Income

        The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholder's equity, are as follows:

Nine Months Ended September 30, 2015
Gains and Losses on Derivative Instruments (a)
Balance, December 31, 2014	$1.5

Other comprehensive loss before reclassifications, net of tax	—
Amounts reclassified from accumulated other comprehensive income	(1.5)

Net current period other comprehensive loss	(1.5)

Balance, September 30, 2015	$—

(a)
Amounts in parentheses represent debits to accumulated other comprehensive income.

        There were no significant amounts reclassified into accumulated other comprehensive income.

        After tax reclassification adjustments decreased accumulated other comprehensive income by $1.5 and $0.1 primarily related to the interest rate caps for the nine months ended September 30, 2015 and 2014, respectively.

Accumulated Other Comprehensive Income
The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholders’ equity, are as follows:

Gains and Losses on Derivative Instruments
Balance, December 31, 2011	$(3.2)
Other comprehensive loss before reclassifications, net of tax	3.0
Amounts reclassified from accumulated other comprehensive income	(2.0)
Net current period other comprehensive loss	1.0
Balance, December 31, 2012	(2.2)
Other comprehensive income before reclassifications, net of tax	2.3
Amounts reclassified from accumulated other comprehensive income	2.4
Net current period other comprehensive income	4.7
Balance, December 31, 2013	2.5
Other comprehensive income before reclassifications, net of tax	(1.0)
Net current period other comprehensive income	(1.0)
Balance, December 31, 2014	$1.5

The significant amounts either added to or reclassified out of each component of accumulated other comprehensive are included in the tables below:

	Amount of Derivative Gain (Loss) Recognized in OCI – Effective for the Years Ended December 31,
Derivatives Designated as Cash Flow Hedges	2014	2013	2012
Interest rate swaps	—	—	0.6
Interest rate caps	(1.4)	2.6	—
Other	$—	$0.5	$4.0
Total before tax	(1.4)	3.1	4.6
Tax benefit (expense)	0.4	(0.8)	(1.6)
Net of tax	$(1.0)	$2.3	$3.0

After tax reclassification adjustments were decreases of $2.4 and increases of $2.0 for the year ending December 31, 2013 and 2012, respectively and were not material to any line item on the consolidated statement of operations.